Average Annual Total Returns	First Western Fixed Income Fund First Western Fixed Income Fund Shares 12/29/2014 - 12/29/2014	First Western Fixed Income Fund - Return After Taxes on Distributions First Western Fixed Income Fund Shares 12/29/2014 - 12/29/2014	First Western Fixed Income Fund - Return After Taxes on Distributions and Sale of Fund Shares First Western Fixed Income Fund Shares 12/29/2014 - 12/29/2014	First Western Fixed Income Fund Barclays U.S. Aggregate Bond Index 12/29/2014 - 12/29/2014
[AverageAnnualReturnAbstract]
1 Year	0.54%	(1.01%)	0.34%	(2.02%)
Since Inception	0.80%	(0.68%)	(0.01%)	(1.72%)
Inception Date	Nov. 01, 2012	Nov. 01, 2012	Nov. 01, 2012	Nov. 01, 2012